Leases (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2023
Disclosure Text Block [Abstract]
Right of use asset		$ 0.6	$ 0.6
Operating lease liability		0.6	0.6
Accrued liabilities		0.3	0.3
Other long-term liabilities		0.2	0.2
Operating lease costs		0.1	0.3
Variable operating lease costs		0.1	0.1
Operating leases	$ 0.5	$ 0.1	0.3
Non-cancelable operating lease			$ 0.3